Commitments Under Operating Leases (Details) - Schedule Of Future Minimum Lease Payments Under Operating Leases - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Not later than 1 year	£ 1,456,570	£ 0
Later than 1 year and not later than 5 years	4,653,430	3,082,584
Later than 5 years	3,095,534	3,904,607
Total future minimum lease payments	£ 9,205,534	£ 6,987,191